Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2024	Jan. 31, 2023	Apr. 30, 2023	Apr. 30, 2022
Defined Benefit Plan Disclosure [Line Items]
NET SALES	$ 2,069,559	$ 1,605,783	$ 7,485,708	$ 7,632,940	$ 9,922,799	$ 16,102,672
COST OF SALES	776,844	535,957	4,653,281	5,254,781	7,144,335	11,878,010
GROSS PROFIT	1,292,715	1,069,826	2,832,427	2,378,159	2,778,464	4,224,662
OPERATING EXPENSES
Selling and marketing expenses	735,575	270,722	1,282,965	1,374,674	1,928,198	3,477,570
General and administrative expenses	2,750,262	1,836,083	6,871,647	9,560,432	22,743,877	46,718,986
Research and development costs		3,638		65,164	65,164	736,141
Total Operating Expenses	3,485,837	2,110,443	8,154,612	11,000,270	24,737,239	50,932,697
OPERATING LOSS	(2,193,122)	(1,040,617)	(5,322,185)	(8,622,111)	(21,958,775)	(46,708,035)
NON-OPERATING INCOME (EXPENSE)
Amortization of debt discounts	(55,980)	(273,755)	(846,242)	(3,145,977)	(4,095,030)	(8,150,284)
Loss on extinguishment of debt						(7,096,730)
Loss on issuance of convertible notes						(5,889,369)
Loss on conversion of accounts payable to common stock			(289,980)
Gain on change in fair value of contingent consideration						4,847,000
Change in fair value of derivative liability	1,578,615	(3,491,910)	18,523,422	3,295,687	10,950,017	18,557,184
Derivative expense	(2,721,195)	(1,715,557)	(14,119,784)	(8,995,962)	(8,995,962)
Total Non-Operating Income (Expenses)	(1,579,506)	(5,790,155)	2,464,911	(9,671,802)	(3,319,050)	182,060
NET INCOME (LOSS) FROM CONTINUING OPERATIONS BEFORE PROVISION FOR INCOME TAXES	(3,772,628)	(6,830,772)	(2,857,274)	(18,293,913)	(25,277,825)	(46,525,975)
DISCONTINUED OPERATIONS
Loss from discontinued operations		(635,111)		(4,461,968)	(4,461,968)	(5,247,677)
Loss on disposal of subsidiaries		(41,413,892)		(41,413,892)	(41,413,892)
LOSS FROM DISCONTINUED OPERATIONS		(42,049,003)		(45,875,860)	(45,875,860)	(5,247,677)
PROVISION FOR INCOME TAXES	(3,772,628)	(48,879,775)	(2,857,274)	(64,169,773)	(71,153,685)	(51,773,652)
Provision for income taxes
NET INCOME (LOSS)	(3,772,628)	(48,879,775)	(2,857,274)	(64,169,773)	(71,153,685)	(51,773,652)
Other comprehensive income (loss)
Foreign currency translations adjustment	95,338	(158,720)	68,318	13,016	87,550	75,132
Comprehensive income (loss)	$ (3,677,290)	$ (49,038,495)	$ (2,788,956)	$ (64,156,757)	$ (71,066,135)	$ (51,698,520)
Net income (loss) per share - basic and diluted (see Note 3)
Continuing operations basic	$ (14.29)	$ (20.60)	$ (23.13)	$ (70.11)	$ (2.26)	$ (12.09)
Continuing operations diluted	(14.29)	(20.60)	(23.13)	(70.11)	(2.26)	(12.09)
Discontinued operations basic		(126.79)		(175.82)	(4.10)	(1.36)
Discontinued operations diluted		(126.79)		(175.82)	(4.10)	(1.36)
Net loss per share - basic	(14.29)	(147.39)	(23.13)	(245.94)	(6.36)	(13.46)
Net loss per share - diluted	$ (14.29)	$ (147.39)	$ (23.13)	$ (245.94)	$ (6.36)	$ (13.46)
Weighted average common shares outstanding - basic	912,147	331,631	693,092	260,918	11,195,345	3,847,672
Weighted average common shares outstanding - diluted	912,147	331,631	693,092	260,918	11,195,345	3,847,672
Nonrelated Party [Member]
NON-OPERATING INCOME (EXPENSE)
Interest expense - related party	$ (380,946)	$ (213,614)	$ (802,505)	$ (647,817)	$ (884,985)	$ (1,920,183)
Related Party [Member]
NON-OPERATING INCOME (EXPENSE)
Interest expense - related party		$ (95,319)		$ (177,733)	$ (293,090)	$ (165,558)